PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.3%
Asset-Backed Securities 37.5%
Automobiles 7.5%
AmeriCredit Automobile Receivables Trust, Series 2021-01, Class B	0.680%	10/19/26		800	$761,348
Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020	10/15/29		1,200	1,000,935
JPMorgan Chase Bank NA - CACLN, Series 2020-01, Class F, 144A	6.684	01/25/28		800	789,383
OneMain Direct Auto Receivables Trust, Series 2021-01A, Class C, 144A	1.420	07/14/28		800	679,460
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		567	553,924
Series 2022-C, Class E, 144A	11.366	12/15/32		300	300,041

Santander Bank, NA, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	551,818
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		750	675,340
					5,312,249
Collateralized Loan Obligations 23.3%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.249(c)	07/15/34		500	486,051
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.400% (Cap N/A, Floor 3.400%)	5.900(c)	07/15/30		500	494,921
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	2.728(c)	04/15/35	EUR	750	742,728
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.264(c)	07/18/30		493	484,706
Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	6.730(c)	05/17/31		500	474,331

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.548(c)	11/15/31	EUR	1,100	1,137,804
Crosthwaite Park CLO DAC (Ireland), Series 01A, Class A2AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.646(c)	03/15/34	EUR	1,500	1,486,648

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	5.355%(c)	10/15/29		420	$417,229
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.306(c)	02/15/29		238	236,103
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A2, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	5.879(c)	01/16/33		2,000	1,920,751
Jubilee CLO DAC (Ireland), Series 2016-17X, Class B1RR, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.658(c)	04/15/31	EUR	500	503,067
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.154(c)	10/15/32		1,500	1,471,072
Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	5.319(c)	10/17/34		500	483,749
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	6.078(c)	04/21/31		250	235,316
Series 2017-07A, Class A1R, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.119(c)	07/15/29		539	532,093
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	6.225(c)	10/23/34		480	451,923

Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.715(c)	02/20/30		1,873	1,844,723
St. Pauls CLO (Ireland), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	653,782
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	5.813(c)	10/20/32		1,000	961,585
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	01/20/31		1,000	989,102
Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.443(c)	07/20/32		500	487,038
					16,494,722

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans 3.3%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050%	11/20/31		500	$374,957
OneMain Financial Issuance Trust, Series 2022-02A, Class D, 144A	6.550	10/14/34		880	841,737
Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		700	651,825
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		505	500,672
					2,369,191
Other 2.3%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.126(c)	10/16/23		400	372,348
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	6.739(c)	04/25/23		710	666,812
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.189(c)	06/25/24		620	580,096
					1,619,256
Residential Mortgage-Backed Securities 0.9%
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.898(c)	11/25/60	EUR	331	337,379
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	343
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	4.686(c)	04/16/23	EUR	266	270,058
					607,780
Student Loan 0.2%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		684	146,029

Total Asset-Backed Securities (cost $27,464,240)					26,549,227

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 21.0%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A (original cost $483,088; purchased 08/26/20 - 04/07/22)(f)	3.100%(cc)	05/15/35		520	$429,442
Series 2018-20TS, Class G, 144A (original cost $184,522; purchased 06/28/19 - 08/26/20)(f)	3.100(cc)	05/15/35		200	159,206
Series 2018-20TS, Class H, 144A (original cost $94,181; purchased 06/28/19)(f)	3.100(cc)	05/15/35		100	74,117
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36		250	186,893
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		490	312,668
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	6.750(c)	10/15/36		213	203,405
Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.100(c)	10/15/36		765	728,796
Series 2021-CIP, Class E, 144A, 1 Month LIBOR + 2.820% (Cap N/A, Floor 2.820%)	7.138(c)	12/15/38		347	318,929
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	7.376(c)	01/17/39		1,450	1,352,045

Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36		726	691,239
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	7.083(c)	11/15/37		1,293	1,239,085
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.468(c)	05/15/36		150	145,079
CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	144,363
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	6.236(c)	05/15/35		525	495,067
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		500	374,474
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)	5.178(c)	08/07/30	GBP	375	417,836
Series 2019-RAM, Class B, SONIA + 3.607% (Cap N/A, Floor 3.607%)	6.778(c)	08/07/30	GBP	174	179,615

FHLMC Multifamily Mortgage Trust, Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		93,434	233,061
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.636(cc)	11/25/25		2,163	31,560

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K058, Class X1, IO	0.915%(cc)	08/25/26		3,548	$96,312
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)	7.868(c)	10/15/36		1,950	1,835,666
Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	8.868(c)	10/15/36		140	131,788

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		100	89,915
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.345(cc)	12/15/48		1,620	15,574
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	500,783
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	7.708(c)	06/15/38		1,300	1,201,972

Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	3.695(c)	08/17/33	EUR	100	94,303
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	6.919(c)	04/15/38		300	281,199
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	134,319
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.275(cc)	03/15/48		10,000	62,803
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		525	436,344
One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.068(c)	01/15/36		300	262,567
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	6.943(c)	11/15/38		260	242,397
Taurus DAC (United Kingdom),
Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	5.851(c)	05/17/31	GBP	248	275,352
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	5.351(c)	08/17/31	GBP	238	254,279
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.413(cc)	12/15/48		6,400	77,045
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	7.818(c)	05/15/31		340	302,286

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	8.818%(c)	05/15/31	1,000	$881,090

Total Commercial Mortgage-Backed Securities (cost $16,617,272)				14,892,874
Corporate Bonds 5.8%
Aerospace & Defense 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	21	20,784
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	50	48,594
				69,378
Banks 5.5%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	550	512,636
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	700	594,876
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	700	598,351
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	605	503,778

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	760	615,389
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	500	459,518
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	80	71,034

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.254(c)	09/30/24	600	581,544
				3,937,126
Entertainment 0.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	61	25,282
Media 0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A (original cost $72,188; purchased 01/23/20)(f)	6.625	08/15/27	75	839

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.2%
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)	140	$116,954

Total Corporate Bonds (cost $4,799,581)				4,149,579
Floating Rate and other Loans 4.1%
Commercial Services 0.6%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	8.389(c)	08/12/28	131	129,740
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	6.310(c)	08/11/25	380	308,473
				438,213
Computers 0.3%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	7.974(c)	03/01/29	249	231,027
Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	10.415(c)	07/30/26	122	40,205
Lightstone HoldCo LLC,
Extended Term C Loan, 1 Month SOFR + 5.750%	10.073(c)	02/01/27	10	9,114
Extended Term Loan B, 1 Month SOFR + 5.750%	10.073(c)	02/01/27	176	161,141
				210,460
Entertainment 0.3%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.230(c)	02/10/27	297	242,075
Media 0.2%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.100%^	12.317(c)	05/25/26	50	46,356
Second Lien Term loan, 1 Month SOFR + 3.350%	7.567(c)	08/24/26	459	55,513
				101,869
Packaging & Containers 0.5%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 4.275%	8.598(c)	04/13/29	398	378,444

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Retail 0.5%
Fogo de Chao, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%	8.634%(c)	04/07/25	349	$328,154
Software 0.3%
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	6.871(c)	06/13/24	233	205,724
Telecommunications 1.1%
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	7.890(c)	12/11/26	264	260,118
Intelsat Jackson Holdings SA (Luxembourg), Term B Loan, 6 Month SOFR + 4.500%	7.445(c)	02/01/29	265	255,034
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	8.415(c)	10/10/24	304	277,459
				792,611

Total Floating Rate and other Loans (cost $3,316,142)				2,928,577
Residential Mortgage-Backed Securities 24.9%
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.239(c)	10/25/28	18	18,344
Series 2019-04A, Class M2, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.239(c)	10/25/29	1,490	1,423,711
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	8.387(c)	08/26/30	4	3,566
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	6.878(c)	03/25/31	150	143,294
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.628(c)	01/26/32	510	425,900

BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	5.807(c)	09/12/26	110	109,629
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)	8.739(c)	04/25/31	1,600	1,625,790

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.028%(c)	10/25/41	130	$122,182
Series 2021-R03, Class 1B1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.678(c)	12/25/41	90	83,025
Series 2022-R02, Class 2B1, 144A, 30 Day Average SOFR + 4.500% (Cap N/A, Floor 0.000%)	8.428(c)	01/25/42	520	491,907
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.178(c)	03/25/42	75	77,979
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.178(c)	03/25/42	60	60,000
Eagle Re Ltd.,
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	7.689(c)	04/25/29	1,000	955,629
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.628(c)	10/25/33	295	292,180
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.928(c)	11/25/50	110	105,050
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.328(c)	08/25/33	500	461,790
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	6.689(c)	01/25/50	900	848,650
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	9.489(c)	06/25/50	60	62,294
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	10.389(c)	08/25/50	97	103,517
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	8.728(c)	10/25/50	120	122,867
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	9.639(c)	09/25/50	120	122,550
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	6.578(c)	01/25/51	350	314,707

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	6.978%(c)	01/25/34	890	$812,809
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.328(c)	10/25/41	900	838,890
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.428(c)	10/25/41	120	113,996
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.728(c)	11/25/41	1,000	939,182
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.278(c)	09/25/41	90	76,870
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	4.878(c)	12/25/41	2,313	2,194,796
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	6.328(c)	02/25/42	1,000	972,518
Series 2022-DNA06, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 0.000%)	7.628(c)	09/25/42	500	509,947
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)	7.478(c)	08/25/42	600	594,756
Home Re Ltd.,
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	8.539(c)	10/25/30	75	74,679
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	6.689(c)	07/25/33	150	145,246

Legacy Mortgage Asset Trust, Series 2021-SL02, Class A, 144A	1.875	10/25/68	659	591,651
Oaktown Re V Ltd., Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	7.989(c)	10/25/30	13	12,775
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.828(c)	04/25/34	200	177,752
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.239(c)	02/25/23	100	97,734

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PNMAC GMSR Issuer Trust, (cont’d.)
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.039%(c)	08/25/25		100	$98,152
Radnor Re Ltd.,
Series 2019-01, Class B1, 144A, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)	8.839(c)	02/25/29		1,000	971,275
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.628(c)	11/25/31		300	283,384

Retiro Mortgage Securities DAC (Spain), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	3.578(c)	07/30/75	EUR	164	173,331

Total Residential Mortgage-Backed Securities (cost $18,056,962)					17,654,304

Total Long-Term Investments (cost $70,254,197)					66,174,561

	Shares
Short-Term Investment 5.4%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $3,813,613)	3,813,613	3,813,613

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.7% (cost $74,067,810)		69,988,174
Options Written*~ (0.0)%
(premiums received $0)		(10)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.7% (cost $74,067,810)		69,988,164
Other assets in excess of liabilities(z) 1.3%		888,206

Net Assets 100.0%		$70,876,370

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BOA—Bank of America, N.A.

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
CDS—Credit Default Swap
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $436,676 and 0.6% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $833,979. The aggregate value of $663,604 is 0.9% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	$(10)
(premiums received $0)

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Futures contracts outstanding at December 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
1	20 Year U.S. Treasury Bonds	Mar. 2023	$125,344	$(1,111)
Short Positions:
24	2 Year U.S. Treasury Notes	Mar. 2023	4,921,875	7,031
4	5 Year Euro-Bobl	Mar. 2023	495,618	15,640
36	5 Year U.S. Treasury Notes	Mar. 2023	3,885,469	1,496
10	10 Year U.S. Treasury Notes	Mar. 2023	1,122,969	5,768
3	Euro Schatz Index	Mar. 2023	338,541	4,156
				34,091
				$32,980
Forward foreign currency exchange contracts outstanding at December 31, 2022:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/12/23	MSI	GBP	996	$1,192,536	$1,205,111	$—	$(12,575)
Euro,
Expiring 01/12/23	BOA	EUR	471	502,175	504,339	—	(2,164)
Expiring 01/12/23	SCB	EUR	1,350	1,422,340	1,446,434	—	(24,094)
Expiring 01/12/23	UAG	EUR	2,251	2,343,038	2,411,624	—	(68,586)
Expiring 01/12/23	UAG	EUR	1,038	1,097,509	1,112,079	—	(14,570)
				$6,557,598	$6,679,587	$—	$(121,989)
Credit default swap agreements outstanding at December 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Angelogordon CLO	01/27/23	1.000%(M)	EUR	134	*	$131	$(4)	$135	GSI
Assured CLO	01/27/23	1.000%(M)	EUR	319	*	313	(8)	321	GSI
Bayview Opportunity Master Fund Trust	01/30/23	0.500%(M)		36	*	18	—	18	GSI
Blackstone CLO	01/27/23	1.000%(M)	EUR	346	1.000%	340	(9)	349	GSI

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
BNPP AM CLO	01/27/23	1.000%(M)	EUR	510	*	$500	$(14)	$514	GSI
BNPP AM CLO	01/27/23	1.000%(M)	EUR	449	*	440	(12)	452	GSI
BRAVO Residential Funding Trust	01/30/23	0.500%(M)		2,308	11.901%	1,118	(30)	1,148	GSI
Cairn CLO BV	01/27/23	1.000%(M)	EUR	646	1.000%	633	(17)	650	GSI
Carlyle CLO	01/27/23	1.000%(M)	EUR	371	*	363	(10)	373	GSI
Credit Suisse Mortgage Capital	01/30/23	1.250%(M)		142	*	171	(5)	176	GSI
CVC CLO	01/27/23	1.000%(M)	EUR	478	*	468	(13)	481	GSI
CVC CLO	01/27/23	1.000%(M)	EUR	241	*	237	(6)	243	GSI
CVC CLO	01/27/23	1.000%(M)	EUR	100	*	98	(3)	101	GSI
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust	01/30/23	0.500%(M)		290	*	140	(4)	144	GSI
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust	01/30/23	0.500%(M)		195	*	94	(3)	97	GSI
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust	01/30/23	0.500%(M)		59	*	28	(1)	29	GSI
EMC Mortgage Loan Trust	01/30/23	1.250%(M)		75	*	91	(2)	93	GSI
Federal Home Loan Mortgage Corp.	01/26/23	1.250%(M)		101	*	115	(3)	118	GSI
Federal Home Loan Mortgage Corp.	01/26/23	1.250%(M)		88	4.670%	100	(3)	103	GSI
Federal Home Loan Mortgage Corp.	01/26/23	1.250%(M)		64	*	72	(2)	74	GSI
Federal Home Loan Mortgage Corp.	01/26/23	1.250%(M)		54	4.670%	61	(2)	63	GSI

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Federal Home Loan Mortgage Corp.	01/26/23	1.250%(M)		23	4.670%	$26	$(1)	$27	GSI
Federal Home Loan Mortgage Corp.	01/26/23	1.250%(M)		18	4.670%	20	(1)	21	GSI
GreenPoint Mortgage Funding Trust	01/30/23	0.500%(M)		54	*	26	(1)	27	GSI
GS Mortgage Backed Securities	01/30/23	0.500%(M)		35	*	17	—	17	GSI
GS Mortgage Backed Securities	01/30/23	0.500%(M)		29	*	14	—	14	GSI
GS Mortgage Securities Corp. Trust	01/26/23	1.250%(M)		23	4.670%	26	(1)	27	GSI
GS_21-PJ-A	01/14/23	0.250%(M)		353	*	120	(2)	122	GSI
Home Re Ltd.	01/30/23	1.250%(M)		127	*	154	(4)	158	GSI
ICG CLO	01/27/23	1.000%(M)	EUR	579	*	568	(15)	583	GSI
IndyMac INDX Mortgage Loan Trust	01/30/23	0.500%(M)		848	*	410	(11)	421	GSI
Investcorp CLO	01/27/23	1.000%(M)	EUR	110	*	107	(3)	110	GSI
JPMorgan Alternative Loan Trust	01/30/23	0.500%(M)		483	*	234	(6)	240	GSI
Legacy Mortgage Asset Trust	01/30/23	0.500%(M)		399	*	193	(5)	198	GSI
Legacy Mortgage Asset Trust	01/30/23	0.500%(M)		318	*	154	(4)	158	GSI
Legacy Mortgage Asset Trust	01/30/23	0.500%(M)		64	*	31	(1)	32	GSI
Lehman Brothers Alta Mortgage	01/30/23	0.500%(M)		131	*	63	(2)	65	GSI
Lehman Brothers Prime Mortgage	01/30/23	0.500%(M)		31	*	15	—	15	GSI
Onex CLO	01/27/23	1.000%(M)	EUR	107	*	105	(3)	108	GSI

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Ownit Mortgage Loan Asset-Backed Certificates	01/30/23	1.250%(M)		36	*	$4	$(1)	$5	GSI
Partners CLO	01/27/23	1.000%(M)	EUR	335	*	328	(9)	337	GSI
Preston Ridge Partners Mortgage Trust	01/30/23	0.500%(M)		896	*	433	(12)	445	GSI
Preston Ridge Partners Mortgage Trust	01/30/23	0.500%(M)		380	*	184	(5)	189	GSI
Preston Ridge Partners Mortgage Trust	01/30/23	0.500%(M)		170	*	82	(2)	84	GSI
Preston Ridge Partners Mortgage Trust	01/30/23	0.500%(M)		79	*	38	(1)	39	GSI
Pretium Mortgage Credit Partners LLC	01/30/23	0.500%(M)		1,163	*	563	(15)	578	GSI
Pretium Mortgage Credit Partners LLC	01/30/23	0.500%(M)		260	*	126	(3)	129	GSI
Pretium Mortgage Credit Partners LLC	01/30/23	0.500%(M)		211	*	102	(3)	105	GSI
Pretium Mortgage Credit Partners LLC	01/30/23	0.500%(M)		166	*	81	(2)	83	GSI
Residential Accredit Loans, Inc.	01/30/23	0.500%(M)		27	*	14	—	14	GSI
Residential Asset Mortgage Products, Inc.	01/30/23	1.250%(M)		34	*	41	(1)	42	GSI
Vericrest Opportunity Loan Trust	01/30/23	1.000%(M)		167	*	161	(4)	165	GSI

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Vericrest Opportunity Loan Trust	01/30/23	0.500%(M)	160	*	$78	$(2)	$80	GSI
Vericrest Opportunity Loan Trust	01/30/23	0.500%(M)	122	*	58	(2)	60	GSI
Vericrest Opportunity Loan Trust	01/30/23	0.500%(M)	43	*	20	(1)	21	GSI
Vericrest Opportunity Loan Trust	01/30/23	0.500%(M)	41	*	19	(1)	20	GSI
Vericrest Opportunity Loan Trust	01/30/23	0.500%(M)	17	*	8	—	8	GSI
Verus Securitization Trust	01/30/23	1.250%(M)	121	*	146	(4)	150	GSI
					$10,300	$(279)	$10,579

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	9,155	$(12,830)	$(76,018)	$(63,188)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)/ 4.330%	$(134,663)	$22,743	$157,406

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).